Schedule of Investments (unaudited) December 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)(b)	1,743,772	$127,783,612
Curtiss-Wright Corp.	1,252,983	176,532,775
Mercury Systems Inc.(a)(b)	1,632,843	112,845,780
Teledyne Technologies Inc.(a)	1,070,223	370,875,078

		788,037,245

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)(b)	2,708,567	215,872,790

Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,476,920	158,687,942

Auto Components — 1.5%
Adient PLC(a)	2,547,297	54,130,061
Dana Inc.	4,211,771	76,654,232
Delphi Technologies PLC	2,518,786	32,316,024
Gentex Corp.	7,423,524	215,133,726
Goodyear Tire & Rubber Co. (The)	6,840,644	106,406,217
Lear Corp.	1,614,798	221,550,286
Visteon Corp.(a)(b)	822,403	71,211,876

		777,402,422

Automobiles — 0.2%
Thor Industries Inc.	1,622,520	120,537,011

Banks — 7.3%
Associated Banc-Corp.	4,687,245	103,306,880
BancorpSouth Bank	2,807,830	88,193,940
Bank of Hawaii Corp.	1,184,168	112,685,427
Bank OZK	3,555,026	108,446,068
Cathay General Bancorp.	2,215,859	84,313,435
Commerce Bancshares Inc.(b)	3,043,414	206,769,547
Cullen/Frost Bankers Inc.	1,671,519	163,441,128
East West Bancorp. Inc.	4,273,401	208,114,629
First Financial Bankshares Inc.(b)	3,990,352	140,061,355
First Horizon National Corp.	9,138,388	151,331,705
FNB Corp.	9,550,480	121,291,096
Fulton Financial Corp.	4,802,797	83,712,752
Hancock Whitney Corp.	2,564,428	112,527,101
Home BancShares Inc./AR	4,540,434	89,264,932
International Bancshares Corp.	1,678,893	72,309,922
PacWest Bancorp.	3,520,549	134,731,410
Pinnacle Financial Partners Inc.(b)	2,114,484	135,326,976
Prosperity Bancshares Inc.	2,770,310	199,157,586
Signature Bank/New York NY	1,584,321	216,434,092
Sterling Bancorp./DE	5,938,065	125,174,410
Synovus Financial Corp.	4,302,096	168,642,163
TCF Financial Corp.	4,501,768	210,682,742
Texas Capital Bancshares Inc.(a)(b)	1,472,543	83,596,266
Trustmark Corp.	1,880,464	64,894,813
UMB Financial Corp.	1,264,192	86,774,139
Umpqua Holdings Corp.	6,474,523	114,599,057
United Bankshares Inc./WV	2,971,131	114,863,924
Valley National Bancorp.	11,508,877	131,776,642
Webster Financial Corp.	2,703,222	144,243,926
Wintrust Financial Corp.	1,672,102	118,552,032

		3,895,220,095

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	270,510	102,212,203

Security	Shares	Value

Biotechnology — 1.0%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,937,632	$186,333,998
Exelixis Inc.(a)(b)	8,921,627	157,199,068
Ligand Pharmaceuticals Inc.(a)(b)	517,993	54,021,490
United Therapeutics Corp.(a)(b)	1,290,241	113,644,427

		511,198,983

Building Products — 1.2%
Lennox International Inc.	1,028,967	251,037,079
Owens Corning	3,192,379	207,887,720
Resideo Technologies Inc.(a)(b)	3,611,803	43,088,810
Trex Co. Inc.(a)(b)	1,713,078	153,971,451

		655,985,060

Capital Markets — 2.6%
Affiliated Managers Group Inc.	1,349,296	114,339,343
Eaton Vance Corp., NVS	3,322,344	155,120,241
Evercore Inc., Class A	1,143,806	85,510,937
FactSet Research Systems Inc.	1,113,506	298,753,660
Federated Investors Inc., Class B	2,811,425	91,624,341
Interactive Brokers Group Inc., Class A(b)	2,257,401	105,240,035
Janus Henderson Group PLC	4,539,823	110,998,672
Legg Mason Inc.	2,387,729	85,743,348
SEI Investments Co.	3,703,811	242,525,544
Stifel Financial Corp.	2,009,603	121,882,422

		1,411,738,543

Chemicals — 2.5%
Ashland Global Holdings Inc.	1,769,478	135,418,151
Cabot Corp.	1,667,384	79,234,088
Chemours Co. (The)	4,784,545	86,552,419
Ingevity Corp.(a)(b)	1,230,094	107,485,614
Minerals Technologies Inc.(b)	1,019,981	58,781,505
NewMarket Corp.	217,191	105,667,765
Olin Corp.	4,672,630	80,602,868
PolyOne Corp.	2,250,786	82,806,417
RPM International Inc.	3,805,494	292,109,719
Scotts Miracle-Gro Co. (The)	1,162,268	123,409,616
Sensient Technologies Corp.	1,238,383	81,844,733
Valvoline Inc.	5,538,088	118,570,464

		1,352,483,359

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)(b)	1,469,800	133,281,464
Clean Harbors Inc.(a)(b)	1,508,705	129,371,454
Deluxe Corp.	1,232,066	61,504,735
Healthcare Services Group Inc.	2,166,333	52,685,219
Herman Miller Inc.	1,728,217	71,980,238
HNI Corp.	1,262,194	47,281,787
KAR Auction Services Inc.	3,768,465	82,114,852
MSA Safety Inc.	1,047,120	132,314,083
Stericycle Inc.(a)(b)	2,675,013	170,692,580
Tetra Tech Inc.	1,603,608	138,166,865

		1,019,393,277

Communications Equipment — 1.1%
Ciena Corp.(a)(b)	4,539,592	193,795,183
InterDigital Inc.	917,192	49,977,792
Lumentum Holdings Inc.(a)(b)	2,265,820	179,679,526
NetScout Systems Inc.(a)(b)	1,927,213	46,388,017
ViaSat Inc.(a)(b)	1,694,986	124,064,500

		593,905,018

Construction & Engineering — 1.3%
AECOM(a)(b)	4,609,726	198,817,482

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Dycom Industries Inc.(a)(b)	926,173	$43,669,057
EMCOR Group Inc.	1,649,368	142,340,458
Fluor Corp.	4,124,573	77,871,938
MasTec Inc.(a)(b)	1,772,905	113,749,585
Valmont Industries Inc.	633,484	94,883,234

		671,331,754

Construction Materials — 0.2%
Eagle Materials Inc.(b)	1,224,238	110,989,417

Consumer Finance — 0.6%
FirstCash Inc.	1,255,569	101,236,528
Green Dot Corp., Class A(a)(b)	1,386,431	32,303,842
Navient Corp.	5,692,323	77,870,979
SLM Corp.	12,414,035	110,609,052

		322,020,401

Containers & Packaging — 1.0%
AptarGroup Inc.	1,875,955	216,897,917
Greif Inc., Class A, NVS	773,517	34,189,451
O-I Glass Inc.	4,568,000	54,496,240
Silgan Holdings Inc.	2,269,009	70,520,800
Sonoco Products Co.	2,937,848	181,323,979

		557,428,387

Distributors — 0.5%
Pool Corp.(b)	1,174,927	249,530,996

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	1,580,099	55,256,062
Graham Holdings Co., Class B	127,289	81,336,398
Grand Canyon Education Inc.(a)(b)	1,415,172	135,559,326
Service Corp. International/U.S.	5,363,809	246,896,128
WW International Inc.(a)(b)	1,370,618	52,371,314

		571,419,228

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	7,396,240	158,057,649

Electric Utilities — 1.5%
ALLETE Inc.	1,518,564	123,261,840
Hawaiian Electric Industries Inc.	3,200,307	149,966,386
IDACORP Inc.	1,479,782	158,040,718
OGE Energy Corp.	5,874,213	261,226,252
PNM Resources Inc.	2,341,500	118,737,465

		811,232,661

Electrical Equipment — 1.3%
Acuity Brands Inc.(b)	1,163,376	160,545,888
EnerSys(b)	1,244,500	93,125,935
Hubbell Inc.	1,595,970	235,916,285
nVent Electric PLC	4,574,739	117,021,824
Regal Beloit Corp.	1,204,370	103,106,116

		709,716,048

Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics Inc.(a)(b)	2,390,141	202,540,548
Avnet Inc.	2,967,153	125,925,973
Belden Inc.(b)	1,130,713	62,189,215
Cognex Corp.(b)	5,015,015	281,041,441
Coherent Inc.(a)(b)	709,832	118,080,553
II-VI Inc.(a)(b)	2,565,366	86,375,873
Jabil Inc.	4,078,048	168,545,724
Littelfuse Inc.(b)	715,587	136,891,793
National Instruments Corp.	3,464,321	146,679,351

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	1,199,838	$154,539,135
Tech Data Corp.(a)	1,040,318	149,389,665
Trimble Inc.(a)(b)	7,310,900	304,791,421
Vishay Intertechnology Inc.	3,894,778	82,919,824

		2,019,910,516

Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	2,266,733	76,570,241
Core Laboratories NV	1,298,555	48,916,567
Patterson-UTI Energy Inc.	5,693,182	59,778,411
Transocean Ltd.(a)(b)	16,909,365	116,336,431

		301,601,650

Entertainment — 0.4%
Cinemark Holdings Inc.	3,135,329	106,130,886
World Wrestling Entertainment Inc., Class A(b)	1,388,740	90,087,564

		196,218,450

Equity Real Estate Investment Trusts (REITs) — 10.7%
Alexander & Baldwin Inc.	1,996,857	41,854,123
American Campus Communities Inc.	4,032,363	189,642,032
Brixmor Property Group Inc.	8,740,756	188,887,737
Camden Property Trust	2,841,557	301,489,198
CoreCivic Inc.	3,485,126	60,571,490
CoreSite Realty Corp.	1,107,634	124,187,924
Corporate Office Properties Trust	3,267,510	95,999,444
Cousins Properties Inc.	4,307,711	177,477,693
CyrusOne Inc.	3,321,881	217,350,674
Diversified Healthcare Trust	6,947,928	58,640,512
Douglas Emmett Inc.	4,836,921	212,340,832
EastGroup Properties Inc.	1,128,010	149,653,087
EPR Properties	2,303,517	162,720,441
First Industrial Realty Trust Inc.	3,727,935	154,746,582
GEO Group Inc. (The)	3,544,420	58,872,816
Healthcare Realty Trust Inc.	3,929,528	131,128,349
Highwoods Properties Inc.	3,046,889	149,023,341
JBG SMITH Properties	3,467,391	138,314,227
Kilroy Realty Corp.	2,862,071	240,127,757
Lamar Advertising Co., Class A	2,524,016	225,293,668
Liberty Property Trust	4,629,857	278,022,913
Life Storage Inc.	1,370,095	148,353,887
Macerich Co. (The)	3,241,060	87,249,335
Mack-Cali Realty Corp.	2,649,900	61,292,187
Medical Properties Trust Inc.	15,184,403	320,542,747
National Retail Properties Inc.	5,036,759	270,071,018
Omega Healthcare Investors Inc.	6,411,990	271,547,776
Park Hotels & Resorts Inc.	7,025,902	181,760,085
Pebblebrook Hotel Trust	3,842,669	103,021,956
PotlatchDeltic Corp.	1,967,097	85,116,287
PS Business Parks Inc.	589,354	97,166,794
Rayonier Inc.	3,800,460	124,503,070
Sabra Health Care REIT Inc.	5,693,499	121,499,269
Service Properties Trust	4,837,763	117,702,774
Spirit Realty Capital Inc.	2,929,438	144,069,761
Tanger Factory Outlet Centers Inc.(b)	2,696,054	39,712,875
Taubman Centers Inc.	1,791,494	55,697,548
Urban Edge Properties	3,367,695	64,592,390
Weingarten Realty Investors	3,556,727	111,112,151

		5,761,356,750

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,590,527	81,648,584
Casey’s General Stores Inc.(b)	1,079,760	171,671,042

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)(b)	3,457,133	$66,895,524

		320,215,150

Food Products — 1.7%
Flowers Foods Inc.	5,657,104	122,985,441
Hain Celestial Group Inc. (The)(a)(b)	2,366,872	61,432,163
Ingredion Inc.	1,959,498	182,135,339
Lancaster Colony Corp.	579,098	92,713,590
Pilgrim’s Pride Corp.(a)(b)	1,541,663	50,435,505
Post Holdings Inc.(a)(b)	1,950,420	212,790,822
Sanderson Farms Inc.	580,016	102,210,420
Tootsie Roll Industries Inc.(b)	492,224	16,804,527
TreeHouse Foods Inc.(a)(b)	1,644,968	79,780,948

		921,288,755

Gas Utilities — 1.7%
National Fuel Gas Co.	2,537,767	118,107,676
New Jersey Resources Corp.	2,806,816	125,099,789
ONE Gas Inc.	1,549,003	144,940,211
Southwest Gas Holdings Inc.	1,602,357	121,731,061
Spire Inc.	1,498,169	124,812,460
UGI Corp.	6,133,481	276,988,002

		911,679,199

Health Care Equipment & Supplies — 3.4%
Avanos Medical Inc.(a)(b)	1,405,002	47,348,567
Cantel Medical Corp.(b)	1,096,399	77,734,689
Globus Medical Inc., Class A(a)(b)	2,260,909	133,122,322
Haemonetics Corp.(a)(b)	1,487,817	170,950,173
Hill-Rom Holdings Inc.(b)	1,959,149	222,422,186
ICU Medical Inc.(a)(b)	565,495	105,815,425
Integra LifeSciences Holdings Corp.(a)(b)	2,094,327	122,057,378
LivaNova PLC(a)(b)	1,423,459	107,371,512
Masimo Corp.(a)(b)	1,439,674	227,554,873
NuVasive Inc.(a)(b)	1,530,742	118,387,586
Penumbra Inc.(a)(b)	943,219	154,942,585
West Pharmaceutical Services Inc.(b)	2,171,283	326,408,973

		1,814,116,269

Health Care Providers & Services — 2.4%
Acadia Healthcare Co. Inc.(a)(b)	2,591,832	86,100,659
Amedisys Inc.(a)(b)	947,077	158,086,093
Chemed Corp.(b)	469,789	206,359,516
Encompass Health Corp.	2,893,440	200,428,589
HealthEquity Inc.(a)(b)	2,081,408	154,169,891
MEDNAX Inc.(a)(b)	2,466,830	68,553,206
Molina Healthcare Inc.(a)(b)	1,839,947	249,662,408
Patterson Companies Inc.	2,533,617	51,888,476
Tenet Healthcare Corp.(a)(b)	3,051,500	116,048,545

		1,291,297,383

Health Care Technology — 0.1%
Allscripts Healthcare Solutions Inc.(a)(b)	4,751,481	46,635,786

Hotels, Restaurants & Leisure — 4.5%
Boyd Gaming Corp.(b)	2,342,196	70,125,348
Brinker International Inc.	1,091,113	45,826,746
Caesars Entertainment Corp.(a)(b)	16,378,668	222,749,885
Cheesecake Factory Inc. (The)(b)	1,209,236	46,990,911
Choice Hotels International Inc.	934,737	96,679,848
Churchill Downs Inc.(b)	1,041,296	142,865,811
Cracker Barrel Old Country Store Inc.	707,492	108,769,820
Domino’s Pizza Inc.	1,200,218	352,600,044
Dunkin’ Brands Group Inc.	2,431,355	183,664,557

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Eldorado Resorts Inc.(a)(b)	1,920,717	$114,551,562
Jack in the Box Inc.	697,137	54,397,600
Marriott Vacations Worldwide Corp.	1,099,119	141,522,562
Papa John’s International Inc.	650,642	41,088,042
Penn National Gaming Inc.(a)(b)	3,188,453	81,496,859
Scientific Games Corp./DE, Class A(a)(b)	1,582,735	42,385,643
Six Flags Entertainment Corp.	2,312,070	104,297,478
Texas Roadhouse Inc.	1,918,705	108,061,466
Wendy’s Co. (The)	5,409,657	120,148,482
Wyndham Destinations Inc.	2,664,647	137,735,603
Wyndham Hotels & Resorts Inc.	2,793,407	175,453,894

		2,391,412,161

Household Durables — 1.0%
Helen of Troy Ltd.(a)(b)	739,342	132,926,298
KB Home	2,506,543	85,899,228
Tempur Sealy International Inc.(a)	1,335,779	116,292,920
Toll Brothers Inc.	3,794,196	149,908,684
TRI Pointe Group Inc.(a)(b)	4,074,650	63,483,047

		548,510,177

Household Products — 0.2%
Energizer Holdings Inc.	1,890,041	94,917,859

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	1,663,083	269,153,353

Insurance — 5.1%
Alleghany Corp.(a)	419,895	335,735,445
American Financial Group Inc./OH	2,196,377	240,832,738
Brighthouse Financial Inc.(a)(b)	3,211,238	125,976,867
Brown & Brown Inc.(b)	6,718,055	265,228,811
CNO Financial Group Inc.	4,422,982	80,188,664
First American Financial Corp.	3,296,526	192,253,396
Genworth Financial Inc., Class A(a)(b)	14,728,581	64,805,756
Hanover Insurance Group Inc. (The)	1,156,662	158,080,996
Kemper Corp.	1,840,199	142,615,423
Mercury General Corp.	795,965	38,787,374
Old Republic International Corp.	8,374,355	187,334,321
Primerica Inc.(b)	1,214,432	158,556,242
Reinsurance Group of America Inc.	1,837,334	299,595,682
RenaissanceRe Holdings Ltd.	1,294,705	253,788,074
RLI Corp.	1,170,841	105,399,107
Selective Insurance Group Inc.	1,746,534	113,856,552

		2,763,035,448

Interactive Media & Services — 0.3%
TripAdvisor Inc.	3,089,005	93,843,972
Yelp Inc.(a)(b)	1,869,465	65,113,466

		158,957,438

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)(b)	3,479,452	154,139,724
Grubhub Inc.(a)(b)	2,687,146	130,702,781

		284,842,505

IT Services — 2.5%
CACI International Inc., Class A(a)(b)	733,959	183,482,410
CoreLogic Inc.(a)(b)	2,339,331	102,252,158
KBR Inc.(b)	4,164,506	127,017,433
LiveRamp Holdings Inc.(a)(b)	1,992,192	95,764,670
MAXIMUS Inc.	1,879,367	139,806,111
Perspecta Inc.	4,043,891	106,920,478
Sabre Corp.	8,038,541	180,384,860

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Science Applications International Corp.	1,441,894	$125,473,616
WEX Inc.(a)(b)	1,270,356	266,088,768

		1,327,190,504

Leisure Products — 0.8%
Brunswick Corp./DE	2,396,147	143,720,897
Mattel Inc.(a)(b)	10,185,029	138,007,143
Polaris Inc.	1,687,952	171,664,718

		453,392,758

Life Sciences Tools & Services — 2.1%
Bio-Rad Laboratories Inc., Class A(a)(b)	634,071	234,625,292
Bio-Techne Corp.(b)	1,118,407	245,501,521
Charles River Laboratories International Inc.(a)(b)	1,433,192	218,934,410
PRA Health Sciences Inc.(a)(b)	1,857,049	206,410,996
Repligen Corp.(a)(b)	1,374,911	127,179,268
Syneos Health Inc.(a)(b)	1,828,851	108,770,913

		1,141,422,400

Machinery — 4.5%
AGCO Corp.(b)	1,841,222	142,234,399
Colfax Corp.(a)(b)	2,461,008	89,531,471
Crane Co.	1,498,084	129,404,496
Donaldson Co. Inc.	3,713,963	213,998,548
Graco Inc.	4,894,201	254,498,452
ITT Inc.	2,573,611	190,215,589
Kennametal Inc.	2,432,330	89,728,654
Lincoln Electric Holdings Inc.	1,794,932	173,623,772
Nordson Corp.	1,501,481	244,501,166
Oshkosh Corp.	1,997,217	189,036,589
Terex Corp.	1,932,655	57,554,466
Timken Co. (The)	1,993,283	112,241,766
Toro Co. (The)	3,128,261	249,228,554
Trinity Industries Inc.	2,872,270	63,620,780
Woodward Inc.	1,654,722	195,985,274

		2,395,403,976

Marine — 0.3%
Kirby Corp.(a)(b)	1,760,197	157,590,437

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	1,289,171	50,922,255
Cable One Inc.(b)	147,479	219,518,067
John Wiley & Sons Inc., Class A	1,280,215	62,116,032
Meredith Corp.	1,177,176	38,222,905
New York Times Co. (The), Class A(b)	4,223,325	135,864,365
TEGNA Inc.	6,379,534	106,474,422

		613,118,046

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)(b)	3,689,638	76,227,921
Carpenter Technology Corp.	1,404,529	69,917,454
Commercial Metals Co.	3,493,386	77,797,706
Compass Minerals International Inc.	991,551	60,444,949
Reliance Steel & Aluminum Co.	1,956,066	234,258,464
Royal Gold Inc.	1,924,813	235,308,389
Steel Dynamics Inc.	6,322,493	215,217,662
U.S. Steel Corp.(b)	4,975,886	56,774,859
Worthington Industries Inc.	1,089,104	45,938,407

		1,071,885,811

Multi-Utilities — 0.8%
Black Hills Corp.	1,800,799	141,434,753
MDU Resources Group Inc.	5,889,614	174,980,432

Security	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	1,483,692	$106,336,206

		422,751,391

Multiline Retail — 0.2%
Dillard’s Inc., Class A(b)	288,465	21,196,408
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,608,448	105,047,739

		126,244,147

Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Corp.(b)	8,691,721	65,970,162
Chesapeake Energy Corp.(a)(b)	34,309,826	28,326,192
CNX Resources Corp.(a)(b)	5,507,241	48,739,083
EQT Corp.	7,480,904	81,541,854
Equitrans Midstream Corp.	5,963,687	79,674,858
Matador Resources Co.(a)(b)	3,233,078	58,098,412
Murphy Oil Corp.	4,391,451	117,690,887
PBF Energy Inc., Class A	2,998,170	94,052,593
World Fuel Services Corp.(b)	1,913,572	83,087,296
WPX Energy Inc.(a)(b)	12,234,614	168,103,596

		825,284,933

Paper & Forest Products — 0.3%
Domtar Corp.	1,675,696	64,078,615
Louisiana-Pacific Corp.	3,455,297	102,518,662

		166,597,277

Personal Products — 0.2%
Edgewell Personal Care Co.(a)(b)	1,596,345	49,422,841
Nu Skin Enterprises Inc., Class A	1,625,491	66,612,621

		116,035,462

Pharmaceuticals — 0.8%
Catalent Inc.(a)(b)	4,293,474	241,722,586
Nektar Therapeutics(a)(b)	5,166,257	111,513,658
Prestige Consumer Healthcare Inc.(a)(b)	1,468,818	59,487,129

		412,723,373

Professional Services — 0.9%
ASGN Inc.(a)(b)	1,552,554	110,184,757
FTI Consulting Inc.(a)(b)	1,106,027	122,392,948
Insperity Inc.	1,106,487	95,202,141
ManpowerGroup Inc.	1,730,937	168,073,983

		495,853,829

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(b)	1,512,307	263,277,526

Road & Rail — 0.8%
Avis Budget Group Inc.(a)(b)	1,663,525	53,632,046
Knight-Swift Transportation Holdings Inc.(b)	3,610,455	129,398,707
Landstar System Inc.(b)	1,159,545	132,037,389
Ryder System Inc.	1,559,490	84,695,902
Werner Enterprises Inc.	1,295,181	47,131,637

		446,895,681

Semiconductors & Semiconductor Equipment — 4.1%
Cabot Microelectronics Corp.	855,400	123,451,328
Cirrus Logic Inc.(a)(b)	1,697,800	139,915,698
Cree Inc.(a)(b)	3,155,334	145,618,664
Cypress Semiconductor Corp.	10,837,639	252,842,118
First Solar Inc.(a)(b)	2,230,371	124,811,561
MKS Instruments Inc.(b)	1,599,959	176,011,490
Monolithic Power Systems Inc.	1,185,499	211,042,532
Semtech Corp.(a)(b)	1,948,760	103,089,404
Silicon Laboratories Inc.(a)(b)	1,273,831	147,738,919
SolarEdge Technologies Inc.(a)(b)	1,428,177	135,805,351

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Synaptics Inc.(a)(b)	979,243	$64,404,812
Teradyne Inc.(b)	4,917,617	335,332,303
Universal Display Corp.(b)	1,244,236	256,399,713

		2,216,463,893

Software — 3.9%
ACI Worldwide Inc.(a)(b)	3,397,058	128,697,542
Blackbaud Inc.(b)	1,446,105	115,109,958
CDK Global Inc.	3,562,454	194,794,985
Ceridian HCM Holding Inc.(a)(b)	2,957,547	200,758,290
CommVault Systems Inc.(a)	1,240,308	55,367,349
Fair Isaac Corp.(a)(b)	849,895	318,438,659
j2 Global Inc.	1,360,371	127,480,366
LogMeIn Inc.	1,434,731	123,013,836
Manhattan Associates Inc.(a)(b)	1,876,693	149,666,267
PTC Inc.(a)(b)	3,050,253	228,433,447
Teradata Corp.(a)(b)	3,292,165	88,131,257
Tyler Technologies Inc.(a)(b)	1,144,055	343,239,381

		2,073,131,337

Specialty Retail — 2.3%
Aaron’s Inc.(b)	1,974,491	112,763,181
American Eagle Outfitters Inc.	4,677,697	68,762,146
AutoNation Inc.(a)(b)	1,723,006	83,789,782
Bed Bath & Beyond Inc.(b)	3,703,761	64,075,065
Dick’s Sporting Goods Inc.	1,861,095	92,105,592
Five Below Inc.(a)(b)	1,633,736	208,889,485
Foot Locker Inc.	3,146,083	122,665,776
Murphy USA Inc.(a)(b)	850,711	99,533,187
RH(a)	478,967	102,259,454
Sally Beauty Holdings Inc.(a)(b)	3,404,213	62,126,887
Urban Outfitters Inc.(a)(b)	2,061,522	57,248,466
Williams-Sonoma Inc.	2,278,466	167,330,543

		1,241,549,564

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,749,238	131,823,208

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.	1,296,748	141,786,426
Columbia Sportswear Co.	854,071	85,569,374
Deckers Outdoor Corp.(a)(b)	821,862	138,779,617
Skechers U.S.A. Inc., Class A(a)(b)	3,931,029	169,781,143

		535,916,560

Security	Shares	Value

Thrifts & Mortgage Finance — 0.6%
LendingTree Inc.(a)(b)	224,432	$68,101,646
New York Community Bancorp. Inc.	13,721,415	164,931,408
Washington Federal Inc.	2,292,691	84,027,125

		317,060,179

Trading Companies & Distributors — 0.7%
GATX Corp.	1,027,156	85,099,875
MSC Industrial Direct Co. Inc., Class A	1,324,556	103,937,909
NOW Inc.(a)(b)	3,180,940	35,753,766
Watsco Inc.	958,341	172,645,131

		397,436,681

Water Utilities — 0.6%
Aqua America Inc.	6,333,907	297,313,595

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	2,870,931	73,007,775

Total Common Stocks — 99.8% (Cost: $46,169,627,023)		53,578,919,681

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	3,309,293,008	3,310,616,725
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	113,780,846	113,780,846

		3,424,397,571

Total Short-Term Investments — 6.4% (Cost: $3,423,651,686)		3,424,397,571

Total Investments in Securities — 106.2% (Cost: $49,593,278,709)		57,003,317,252

Other Assets, Less Liabilities — (6.2)%		(3,319,789,360)

Net Assets — 100.0%		$53,683,527,892

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,341,241,894	968,051,114	3,309,293,008	$3,310,616,725	$9,282,743	(a)	$(106,936)	$(3,962)
BlackRock Cash Funds: Treasury, SL Agency Shares	64,832,167	48,948,679	113,780,846	113,780,846	1,063,750		—	—

				$3,424,397,571	$10,346,493		$(106,936)	$(3,962)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	472	03/20/20	$97,459	$155,906

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,578,919,681	$—	$—	$53,578,919,681
Money Market Funds	3,424,397,571	—	—	3,424,397,571

	$57,003,317,252	$—	$—	$57,003,317,252

Derivative financial instruments(a)
Assets
Futures Contracts	$155,906	$—	$—	$155,906

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares